Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000066772
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(6.06%)	1.45%	(1.04%)
C000059899
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000126843
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		2.66%	16.27%	5.88%
C000126844
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		5.11%	16.35%	5.53%
C000069768
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000069770
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026531
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(3.49%)	17.47%	8.87%
C000026532
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		(1.35%)	17.51%	8.48%
C000200440
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026529
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064135
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000100916
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		4.62%	13.11%	4.39%
C000100919
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000100920
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000100911
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(1.20%)	23.27%	9.00%
C000100912
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		0.94%	23.33%	8.61%
C000100907
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000100908
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000148264
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		8.45%	8.93%	4.91%
C000148265
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		13.00%	9.37%	4.73%
C000213842
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000148267
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000026638
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		4.67%	17.67%	11.27%
C000026640
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		7.11%	17.70%	10.87%
C000200450
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026637
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064153
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026632
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		3.59%	16.85%	11.04%
C000026634
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		6.23%	17.16%	10.90%
C000200449
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026630
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064152
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026636
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000026560
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		3.39%	15.28%	7.35%
C000026562
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		5.78%	15.30%	6.96%
C000200443
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026559
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064140
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000039231
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.72%	10.80%	4.31%
C000039232
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		3.93%	10.83%	3.93%
C000200458
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000039229
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064167
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000051570
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000031215
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(2.02%)	(12.77%)	(9.83%)
C000031217
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		0.05%	(12.77%)	(10.12%)
C000200451
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026642
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064154
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000031249
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(6.90%)	12.41%	5.37%
C000031251
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		(4.93%)	12.44%	4.98%
C000200457
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000028347
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064162
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
Without Sales Load [Member] | C000066772
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.45%)	2.24%	(0.66%)
Without Sales Load [Member] | C000059899
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.12%)	2.66%	(0.25%)
Without Sales Load [Member] | C000126843
Average Annual Return [Line Items]
Average Annual Return, Percent		6.72%	17.15%	6.29%
Without Sales Load [Member] | C000126844
Average Annual Return [Line Items]
Average Annual Return, Percent		6.08%	16.35%	5.53%
Without Sales Load [Member] | C000069768
Average Annual Return [Line Items]
Average Annual Return, Percent		7.14%	17.69%	6.75%
Without Sales Load [Member] | C000069770
Average Annual Return [Line Items]
Average Annual Return, Percent		7.06%	17.54%	6.63%
Without Sales Load [Member] | C000026531
Average Annual Return [Line Items]
Average Annual Return, Percent		0.27%	18.37%	9.29%
Without Sales Load [Member] | C000026532
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.44%)	17.51%	8.48%
Without Sales Load [Member] | C000200440
Average Annual Return [Line Items]
Average Annual Return, Percent		0.50%	18.67%	9.55%
Without Sales Load [Member] | C000026529
Average Annual Return [Line Items]
Average Annual Return, Percent		0.71%	18.88%	9.72%
Without Sales Load [Member] | C000064135
Average Annual Return [Line Items]
Average Annual Return, Percent		0.59%	18.73%	9.62%
Without Sales Load [Member] | C000100916
Average Annual Return [Line Items]
Average Annual Return, Percent		8.66%	13.99%	4.80%
Without Sales Load [Member] | C000100919
Average Annual Return [Line Items]
Average Annual Return, Percent		9.01%	14.43%	5.17%
Without Sales Load [Member] | C000100920
Average Annual Return [Line Items]
Average Annual Return, Percent		9.01%	14.32%	5.06%
Without Sales Load [Member] | C000100911
Average Annual Return [Line Items]
Average Annual Return, Percent		2.62%	24.23%	9.41%
Without Sales Load [Member] | C000100912
Average Annual Return [Line Items]
Average Annual Return, Percent		1.88%	23.33%	8.61%
Without Sales Load [Member] | C000100907
Average Annual Return [Line Items]
Average Annual Return, Percent		2.97%	24.68%	9.80%
Without Sales Load [Member] | C000100908
Average Annual Return [Line Items]
Average Annual Return, Percent		2.89%	24.57%	9.69%
Without Sales Load [Member] | C000148264
Average Annual Return [Line Items]
Average Annual Return, Percent		14.70%	10.18%	5.50%
Without Sales Load [Member] | C000148265
Average Annual Return [Line Items]
Average Annual Return, Percent		14.00%	9.37%	4.73%
Without Sales Load [Member] | C000213842
Average Annual Return [Line Items]
Average Annual Return, Percent		15.18%	10.53%	5.83%
Without Sales Load [Member] | C000148267
Average Annual Return [Line Items]
Average Annual Return, Percent		15.26%	10.64%	5.94%
Without Sales Load [Member] | C000026638
Average Annual Return [Line Items]
Average Annual Return, Percent		8.75%	18.57%	11.70%
Without Sales Load [Member] | C000026640
Average Annual Return [Line Items]
Average Annual Return, Percent		8.07%	17.70%	10.87%
Without Sales Load [Member] | C000200450
Average Annual Return [Line Items]
Average Annual Return, Percent		9.08%	18.91%	12.00%
Without Sales Load [Member] | C000026637
Average Annual Return [Line Items]
Average Annual Return, Percent		9.25%	19.05%	12.16%
Without Sales Load [Member] | C000064153
Average Annual Return [Line Items]
Average Annual Return, Percent		9.04%	18.93%	12.03%
Without Sales Load [Member] | C000026632
Average Annual Return [Line Items]
Average Annual Return, Percent		7.62%	17.75%	11.46%
Without Sales Load [Member] | C000026634
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%	17.16%	10.90%
Without Sales Load [Member] | C000200449
Average Annual Return [Line Items]
Average Annual Return, Percent		7.91%	18.05%	11.73%
Without Sales Load [Member] | C000026630
Average Annual Return [Line Items]
Average Annual Return, Percent		8.07%	18.21%	11.91%
Without Sales Load [Member] | C000064152
Average Annual Return [Line Items]
Average Annual Return, Percent		8.03%	18.10%	11.80%
Without Sales Load [Member] | C000026636
Average Annual Return [Line Items]
Average Annual Return, Percent		7.38%	17.46%	11.18%
Without Sales Load [Member] | C000026560
Average Annual Return [Line Items]
Average Annual Return, Percent		7.42%	16.17%	7.76%
Without Sales Load [Member] | C000026562
Average Annual Return [Line Items]
Average Annual Return, Percent		6.73%	15.30%	6.96%
Without Sales Load [Member] | C000200443
Average Annual Return [Line Items]
Average Annual Return, Percent		7.72%	16.45%	8.04%
Without Sales Load [Member] | C000026559
Average Annual Return [Line Items]
Average Annual Return, Percent		7.85%	16.59%	8.19%
Without Sales Load [Member] | C000064140
Average Annual Return [Line Items]
Average Annual Return, Percent		7.67%	16.50%	8.08%
Without Sales Load [Member] | C000039231
Average Annual Return [Line Items]
Average Annual Return, Percent		5.65%	11.65%	4.71%
Without Sales Load [Member] | C000039232
Average Annual Return [Line Items]
Average Annual Return, Percent		4.89%	10.83%	3.93%
Without Sales Load [Member] | C000200458
Average Annual Return [Line Items]
Average Annual Return, Percent		5.87%	11.96%	4.96%
Without Sales Load [Member] | C000039229
Average Annual Return [Line Items]
Average Annual Return, Percent		6.08%	12.15%	5.12%
Without Sales Load [Member] | C000064167
Average Annual Return [Line Items]
Average Annual Return, Percent		5.99%	12.03%	5.02%
Without Sales Load [Member] | C000051570
Average Annual Return [Line Items]
Average Annual Return, Percent		5.99%	10.83%	11.18%
Without Sales Load [Member] | C000031215
Average Annual Return [Line Items]
Average Annual Return, Percent		1.82%	(12.11%)	(9.48%)
Without Sales Load [Member] | C000031217
Average Annual Return [Line Items]
Average Annual Return, Percent		1.05%	(12.77%)	(10.12%)
Without Sales Load [Member] | C000200451
Average Annual Return [Line Items]
Average Annual Return, Percent		2.15%	(11.84%)	(9.22%)
Without Sales Load [Member] | C000026642
Average Annual Return [Line Items]
Average Annual Return, Percent		2.26%	(11.73%)	(9.09%)
Without Sales Load [Member] | C000064154
Average Annual Return [Line Items]
Average Annual Return, Percent		2.14%	(11.83%)	(9.18%)
Without Sales Load [Member] | C000031249
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.27%)	13.27%	5.77%
Without Sales Load [Member] | C000031251
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.02%)	12.44%	4.98%
Without Sales Load [Member] | C000200457
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.06%)	13.54%	6.02%
Without Sales Load [Member] | C000028347
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.89%)	13.76%	6.20%
Without Sales Load [Member] | C000064162
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.02%)	13.62%	6.09%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		8.09%	7.94%	3.71%
PIMCO INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		8.09%	7.94%	3.71%
PIMCO INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		8.09%	7.94%	3.71%
PIMCO INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		8.09%	7.94%	3.71%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		4.88%	11.77%	5.40%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		4.88%	11.77%	5.40%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		4.88%	11.77%	5.40%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		7.15%	15.18%	8.84%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		7.15%	15.18%	8.84%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		7.15%	15.18%	8.84%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		7.15%	15.18%	8.84%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: MSCI EAFE Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Hedged USD Index
Average Annual Return, Percent		6.76%	15.59%	8.24%
PIMCO INDEX: MSCI EAFE Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Hedged USD Index
Average Annual Return, Percent		6.76%	15.59%	8.24%
PIMCO INDEX: MSCI EAFE Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Hedged USD Index
Average Annual Return, Percent		6.76%	15.59%	8.24%
PIMCO INDEX: MSCI EAFE Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Hedged USD Index
Average Annual Return, Percent		6.76%	15.59%	8.24%
PIMCO INDEX: MSCI EAFE Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Hedged USD Index
Average Annual Return, Percent		6.76%	15.59%	8.24%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		4.88%	11.77%	5.40%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		4.88%	11.77%	5.40%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		4.88%	11.77%	5.40%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		4.88%	11.77%	5.40%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		4.88%	11.77%	5.40%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%	2.66%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%	2.66%	0.00%
PIMCO INDEX: MSCI Emerging Markets Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index
Average Annual Return, Percent		7.60%	9.81%	3.21%
PIMCO INDEX: MSCI Emerging Markets Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index
Average Annual Return, Percent		7.60%	9.81%	3.21%
PIMCO INDEX: MSCI Emerging Markets Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index
Average Annual Return, Percent		7.60%	9.81%	3.21%
PIMCO INDEX: MSCI Emerging Markets Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index
Average Annual Return, Percent		7.60%	9.81%	3.21%
PIMCO INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.18%	16.15%	8.79%
PIMCO INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.18%	16.15%	8.79%
PIMCO INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.18%	16.15%	8.79%
PIMCO INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.18%	16.15%	8.79%
PIMCO INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.18%	16.15%	8.79%
PIMCO INDEX: MSCI EAFE Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index
Average Annual Return, Percent		12.85%	14.77%	5.06%
PIMCO INDEX: MSCI EAFE Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index
Average Annual Return, Percent		12.85%	14.77%	5.06%
PIMCO INDEX: MSCI EAFE Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index
Average Annual Return, Percent		12.85%	14.77%	5.06%
PIMCO INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		(3.12%)	15.31%	6.07%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(4.01%)	13.27%	6.30%
PIMCO INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		(3.12%)	15.31%	6.07%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(4.01%)	13.27%	6.30%
PIMCO INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		(3.12%)	15.31%	6.07%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(4.01%)	13.27%	6.30%
PIMCO INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		(3.12%)	15.31%	6.07%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(4.01%)	13.27%	6.30%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%	2.66%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[8]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%	2.66%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[10]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%	2.66%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11],[12]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%	2.66%	0.00%
PIMCO INDEX: S&P 500 Index + Bloomberg Long-Term Government/Credit Index - Secured Overnight Financing Rate (SOFR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	Supplemental Index
Average Annual Return, Percent		4.65%	11.01%	0.00%
PIMCO INDEX: Inverse of S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inverse of S&P 500 Index
Average Annual Return, Percent		(8.98%)	(18.26%)	(13.30%)
PIMCO INDEX: Inverse of S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inverse of S&P 500 Index
Average Annual Return, Percent		(8.98%)	(18.26%)	(13.30%)
PIMCO INDEX: Inverse of S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inverse of S&P 500 Index
Average Annual Return, Percent		(8.98%)	(18.26%)	(13.30%)
PIMCO INDEX: Inverse of S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inverse of S&P 500 Index
Average Annual Return, Percent		(8.98%)	(18.26%)	(13.30%)
PIMCO INDEX: Inverse of S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inverse of S&P 500 Index
Average Annual Return, Percent		(8.98%)	(18.26%)	(13.30%)
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(4.01%)	13.27%	6.30%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(4.01%)	13.27%	6.30%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(4.01%)	13.27%	6.30%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(4.01%)	13.27%	6.30%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(4.01%)	13.27%	6.30%

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[2]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[3]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[4]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[5]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[6]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[7]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[8]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[9]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[10]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[11]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[12]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[13]	The Supplemental Index is comprised of S&P 500 Index and Bloomberg Long-Term Government/Credit Index - Secured Overnight Financing Rate (SOFR).